Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	$ 101,771	$ 109,384
Total prepaid expenses and other current assets	11,646	14,816
Total accounts payable and accrued expenses	27,717	23,404
Total container contracts payable	325,897	9,394
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	90,190	96,158
Total prepaid expenses and other current assets	11,608	14,627
Total accounts payable and accrued expenses	25,601	21,451
Total container contracts payable	325,897	9,394
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	11,581	13,226
Total prepaid expenses and other current assets	38	189
Total accounts payable and accrued expenses	$ 2,116	$ 1,953